Cover	Jul. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2021
Entity File Number	001-38873
Entity Registrant Name	Palomar Holdings, Inc.
Entity Central Index Key	0001761312
Entity Tax Identification Number	83-3972551
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7979 Ivanhoe Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	619
Local Phone Number	567-5290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PLMR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false